As filed with the Securities and Exchange Commission on October 1, 2001
                                               Securities Act File No. 333-59745
                                        Investment Company Act File No. 811-8895
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 13                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]
                                Amendment No. 14                             [X]
                        (Check appropriate box or boxes)


                               PILGRIM FUNDS TRUST
                 (Exact Name of Registrant Specified in Charter)


                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180


        James M. Hennessy, Esq.                              With copies to:
      ING Pilgrim Investments, LLC                       Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
          Scottsdale, AZ 85258                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006


     It is proposed that this filing will become effective (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] on October 31, 2001 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] on (date) pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

             [X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

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
                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 13 ("Amendment") to the Registration Statement on Form N-1A for Pilgrim Equity Trust is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 10 to October 31, 2001. This Amendment incorporates by reference the Prospectuses, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 10 as filed on July 27, 2001.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended
("1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the state of Arizona on the 1st day of October, 2001.

                                        PILGRIM FUNDS TRUST


                                        By: /s/ Kimberly A. Anderson
                                            ------------------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    SIGNATURE                       TITLE                           DATE
    ---------                       -----                           ----


------------------------        Trustee and Chairman             October 1, 2001
John G. Turner*



------------------------        President and Chief Executive    October 1, 2001
James M. Hennessy*              Officer



------------------------        Senior Vice President and        October 1, 2001
Michael J. Roland*              Principal Financial Officer



------------------------        Trustee                          October 1, 2001
Paul S. Doherty*



------------------------        Trustee                          October 1, 2001
Alan L. Gosule*



------------------------        Trustee                          October 1, 2001
Walter H. May, Jr.*

    SIGNATURE                          TITLE                           DATE
    ---------                          -----                           ----


------------------------        Trustee                          October 1, 2001
Thomas J. McInerney*



------------------------        Trustee                          October 1, 2001
Jock Patton*



------------------------        Trustee                          October 1, 2001
David W.C. Putnam*



------------------------        Trustee                          October 1, 2001
Blaine E. Rieke*



------------------------        Trustee                          October 1, 2001
Richard A. Wedemeyer*



* By: /s/ Kimberly A. Anderson
     ---------------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

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**   Executed  pursuant  to a  power  of  attorney  filed  as an  attachment  to
     Post-Effective Amendment No. 9 to the Registrant's registration statement on Form N-1A as filed on June 15, 2001.